Employee Benefits - Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in outstanding options - Number of Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	292,757
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	127,500	292,757
Employee And Directors Time Based Options
Changes in outstanding options - Number of Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,081,901	1,096,774
Shares granted	237,500	162,500
Shares forfeited or expired	(111,926)	(7,267)
Shares exercised	(313,460)	(170,106)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	894,015	1,081,901	1,096,774
Shares exercisable - Number of Options	493,241	872,641
Changes in outstanding options - Weighted-Average Exercise Price
Shares under option - beginning balance (in dollars per share)	$ 9.82	$ 9.28
Shares granted (in dollars per share)	9.51	12.65
Shares forfeited or expired (in dollars per share)	(10.33)	(9.54)
Shares exercised (in dollars per share)	(9.72)	(9.02)
Shares under option - ending balance (in dollars per share)	9.66	9.82	$ 9.28
Shares exercisable (in dollars per share)	$ 8.79	$ 9.18
Average Remaining Contractual Term (In Years)
Shares under option	5 years 10 months 24 days	3 years 10 months 24 days	3 years 8 months 12 days
Shares exercisable (In Years)	3 years 3 months 18 days	2 years 7 months 6 days